Institutional Class Prospectus | DSM Large Cap Growth Fund
DSM Large Cap Growth Fund
Investment Objective
The DSM Large Cap Growth Fund (the “Large Cap Growth Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus DSM Large Cap Growth Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Institutional Class Prospectus DSM Large Cap Growth Fund Institutional Class
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses (includes shareholder servicing fee of up to 0.10%)		0.32%
Total Annual Fund Operating Expenses		1.07%
Fee Waiver/Expense Reimbursement	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.95%
[1]	DSM Capital Partners LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.95% of the average daily net assets of the Institutional Class shares (the "Expense Cap") through at least October 31, 2015. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus DSM Large Cap Growth Fund Institutional Class	97	328	578	1,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies
Permissible Securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s portfolio generally will contain 25-35 stocks. The Advisor currently defines a “large cap company” as one that has a market capitalization of $10 billion or more at the time of purchase. The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations below $10 billion at the time of purchase. In addition, the Fund may invest up to 20% of its assets in equity securities of foreign issuers through, but not limited to, American Depositary Receipts or similar securities. In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services. As of the date of this Prospectus over 25% of the Fund’s assets were invested in securities within the consumer discretionary sector.

Management Process. The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies companies which it believes exhibit certain quality characteristics. For instance, the Advisor selects companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

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Consumer Discretionary Risk. The Fund invests in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

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Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

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Foreign Securities Risk. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Foreign securities markets may involve greater risk and volatility than more developed markets. Some foreign countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

●	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

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Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

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Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

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Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

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Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

●	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

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Sector-Focus Risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied year to year since inception. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.dsmmutualfunds.com.

Calendar Year Total Returns

The Fund’s year-to-date return as of September 30, 2014 was 2.52%.

Highest Quarterly Return:	1Q, 2012	17.13%

Lowest Quarterly Return:	3Q, 2011	-14.47%

Average Annual Total Returns as of December 31, 2013
Average Annual Returns Institutional Class Prospectus DSM Large Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	35.58%	18.67%	Aug. 28, 2009
After Taxes on Distributions Institutional Class	Return After Taxes on Distributions	34.66%	18.12%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	20.51%	14.88%
Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Total Return Index (reflects no deduction for fees, expenses or taxes)	33.48%	18.10%	Aug. 28, 2009
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	32.39%	16.88%	Aug. 28, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).